Transamerica Asset Management, Inc. P.O. Box 9012 Clearwater, Florida 33758-9012 727-299-1800

November 23, 2011

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Transamerica Funds (the “Trust”)

(1933 Act File No.: 033-02659) (1940 Act File No.: 811-04556)

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the definitive prospectus for Transamerica Tactical Income, dated October 31, 2011, as filed under Rule 497 (c) on November 4, 2011 (SEC Accession No. 0001193125-11-297515).

Should you have any questions or comments regarding this filing, please contact the undersigned at 727-299-1844.

Very truly yours,

/s/ Timothy J. Bresnahan
Timothy J. Bresnahan
Assistant Secretary